May 2, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Company”)

File Nos. 2-92633 and 811-04087

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the forms of Prospectuses and Statement of Additional Information dated May 1, 2018 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 201 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 26, 2018 (Accession #0001193125-18-134595).

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams

Amy J. Williams

Assistant Corporate Secretary